Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2022	Mar. 31, 2022
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 67,401	¥ 60,874
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	5,333	4,731
Performance guarantees
Guarantor Obligations [Line Items]
Contractual or Notional amount	4,341	3,828
Derivative Instruments
Guarantor Obligations [Line Items]
Contractual or Notional amount	42,782	39,982
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Contractual or Notional amount	14,842	12,262
Other
Guarantor Obligations [Line Items]
Contractual or Notional amount	¥ 103	¥ 71